Provisions - Schedule of changes in fair value of plan assets, Other Foreign Subsidiaries (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Incorporation of Group companies, net	€ 0	€ 0	€ 8
Other foreign subsidiaries | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Fair value of plan assets at beginning of year	7,167	7,182	8,826
Incorporation of Group companies, net	0	(6)	(86)
Expected return on plan assets	570	411	410
Benefits paid	(766)	(478)	(488)
Contributions	198	152	63
Actuarial gains/(losses)	(498)	(155)	536
Exchange differences and other items	650	61	(2,079)
Fair value of plan assets at end of year	€ 7,321	€ 7,167	€ 7,182